RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due to related parties comprised of amounts payable to purchase of raw materials and others

	At December 31,
	2020	2021
Due from ReneSola Singapore (1)and its subsidiaries	$16,887,295	$2,345,874
Due from other Related Party (2)	—	433,285
Allowance for credit losses (3)	(9,853,290)	(2,244,500)
Due from Related Party balances, net	7,034,005	534,659

Due to ReneSola Singapore (1)and its subsidiaries	14,690,574	8,793,966
Due to other Related Party (2)	—	1,272,143

Due to related party balances, net	$7,656,569	$9,531,450

Schedule of related party transactions

	Years ended December 31,
	2019	2020	2021
Purchase of modules from	$2,534,750	$—	$—
Receiving services	—	26,070	23,538
Rendering of service to	834,875	299,626	—
Borrowing from (4)	793,269	12,827	—
Bond issued to (5)	—	—	1,272,143
Lending to (2)	—	—	433,285
(1)	After the disposal of the discontinued business in September 2017, ReneSola Singapore Pte., Ltd and its subsidiaries became a related party of the Company in that both ReneSola Singapore and the Company are under common control of Mr. Li Xianshou. The balances due from ReneSola Singapore and its subsidiaries were mainly for rendering service to them. The balances due to ReneSola Singapore and its subsidiaries were mainly for modules, raw materials that the Company purchased from them and borrowings from them.
(2)	During 2021, the Company entered into joint venture agreement with Eiffel Energy Transition Fund S.L.P with intends to develop solar projects in Europe. The Company also transacted with its non-controlling interest's subsidiary company of Solar Nexus Limited. The balances due from other related party mainly represented borrowing provided to Solar Nexus Limited for working capital purpose. The balances due to other related party were bond issued to Eiffel Investment Group for solar power development purpose.
(3)	Allowance for credit losses represented long-aging receivable balances from ReneSola Singapore Pte., Ltd and its subsidiaries for which the Company deemed there was a credit risk.
(4)	Represents borrowings under an agreement between the Company (“borrower”) and ReneSola Singapore (the “lender”). The lender grants to the borrower a loan in the principal amount of up to $200 million with annual interest rate of 1%. There is no fixed repayment schedule of this loan.
(5)	Represents bond issued to Eiffel Investment Group up to EUR 7.03 million ($7.96 million) with annual interest rate of 2%. The bond has a maturity date of September 2031.